Financial Instruments (Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 495	¥ (4,079)	¥ 2,903
Cash Flow Hedge
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	1,330	(7,722)
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	2,453	(2,893)
Cash Flow Hedge | Currency Swap Agreement
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,599)	(2,985)
Cash Flow Hedge | Forward Exchange Contracts
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 476	¥ (1,844)